Stockholders' Equity - Additional Information (Detail) - $ / shares	11 Months Ended
	Dec. 31, 2020	Feb. 05, 2020
Preferred stock, shares authorized	1,000,000
Preferred stock, par value	$ 0.0001
Preferred stock, shares outstanding	0
Temporary equity, shares outstanding	33,657,472
Class of warrant, exercise price	$ 11.50
Common Class A
Common stock, shares authorized	380,000,000
Common stock, par value	$ 0.0001
Common stock, voting rights	one vote for each share
Common stock, shares Issued	7,742,528
Common stock, shares outstanding	7,742,528
Temporary equity, shares outstanding	33,657,472
Threshold percentage on conversion of common stock	20.00%
Business acquisition, share price	$ 9.20
Redemption trigger share price	18.00
Class Of Warrant or Right Redemption Price	$ 18.00
Common Class B
Common stock, shares authorized	20,000,000
Common stock, par value	$ 0.0001
Common stock, shares Issued	10,350,000
Common stock, shares outstanding	10,350,000
Common stock, conversion basis	one-for-one basis
Public Warrants
Class of warrant or right, threshold trading days for exercise	12 months
Class of warrant or right, threshold trading days for exercise	30 days
Class of warrant, exercise price	$ 0.01
Class of warrant or right minimum notice period for redemption	30 days
Class of warrant or right redemption threshold consecutive trading days	30 days
Minimum percentage of equity proceeds for fund business combination	60.00%
Class of warrant or right exercise price adjustment percentage	115.00%
Class of warrant or right redemption price adjustment percentage	180.00%
Public Warrants | Maximum
Class of warrant or right redemption threshold consecutive trading days	20 days
Public Warrants | Minimum
Number of days required to file registration statement for stock issuance	15 days
Private Placement Warrants
Class of warrant or right, threshold trading days for exercise	30 days